Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Voya Variable Insurance Trust
Entity Central Index Key	0001090682
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000152054
Shareholder Report [Line Items]
Fund Name	VY<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> BrandywineGLOBAL- Bond Portfolio
Class Name	Portfolio
Trading Symbol	VGSBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about VY® BrandywineGLOBAL- Bond Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Portfolio	$57	0.55%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the Bloomberg U.S. Aggregate Bond Index.

↑ Top contributors to performance:  US Treasuries were accretive to performance in 2025, with yield leading the way. US Government Agency overweight also was accretive. The overweight to US Agency MBS also was accretive.

↓ Top detractors from performance: The underweight to US Corporate credit detracted from performance. Also, the underweight to benchmark in US Agency Nonagency MBS also detracted. Lastly, spread movement in structured credit also detracted.

Line Graph [Table Text Block]
	Portfolio	Bloomberg U.S. Aggregate Bond Index
2015	$10,000	$10,000
2016	$10,270	$10,265
2017	$10,571	$10,628
2018	$10,396	$10,629
2019	$11,448	$10,629
2020	$13,448	$10,629
2021	$13,604	$12,233
2022	$11,986	$10,641
2023	$12,648	$11,230
2024	$12,750	$11,370
2025	$13,533	$12,200

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Portfolio	6.14%	0.13%	3.07%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%

AssetsNet	$ 231,904,734
Holdings Count | Holding	43
Advisory Fees Paid, Amount	$ 1,124,921
InvestmentCompanyPortfolioTurnover	194.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$231,904,734 # of Portfolio Holdings43 Portfolio Turnover Rate194% Investment Advisory Fees Paid$1,124,921
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	7.8%
Corporate Bonds/Notes	8.7%
U.S. Government Agency Obligations	29.4%
U.S. Treasury Obligations	54.1%

Largest Holdings [Text Block]

Top 10 Holdings

United States Treasury Notes, 3.625%, 10/31/30	22.2%
United States Treasury Bonds, 4.750%, 05/15/55	10.7%
United States Treasury Floating Rate Notes, 3.792%, 10/31/27	7.5%
United States Treasury Notes, 3.875%, 08/15/34	6.5%
Federal Home Loan Banks, 3.625%, 09/04/26	4.6%
United States Treasury Notes, 4.250%, 08/15/35	4.2%
Federal National Mortgage Association, 0.750%, 10/08/27	4.1%
Federal Home Loan Banks, 4.250%, 09/11/26	3.4%
United States Treasury Floating Rate Notes, 3.761%, 07/31/27	3.0%
Ginnie Mae, 6.000%, 11/20/53	2.6%

Material Fund Change [Text Block]